Impairment Reversals (Losses) on Non-Current Assets	12 Months Ended
Dec. 31, 2018
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Impairment Reversals (Losses) on Non-Current Assets

NOTE 33—IMPAIRMENT REVERSALS (LOSSES) ON NON—CURRENT ASSETS

Impairment losses on non-current assets, amounted to 2,586 million euros in 2018, 37 million euros in 2017, and 3 million euros in 2016.

Details are as follows:

			Year ended December 31,
			2018	2017	2016
			(millions of euros)
Reversals of impairment losses on non-current assets:
on intangible assets			4	—	—
on tangible assets			—	—	—

	(A	)	4	—	—

Impairment losses on non-current assets:
on intangible assets			2,590	30	—
on tangible assets			—	7	3

	(B)		2,590	37	3

Total	(A-B)		(2,586)	(37)	(3)

Impairment losses for 2018 amounted to 2,590 million euros and mainly refer to the goodwill impairment loss attributable to the Core Domestic unit and International Wholesale.

In accordance with IAS 36, goodwill is not subject to amortization, but is tested for impairment on at least an annual basis, when preparing the company’s consolidated financial statements. At September 30, 2018, with reference to the Core Domestic Cash-Generating Unit, internal and external events and circumstances had arisen that led the company to carry out impairment testing on the CGU, with a recognition of an Impairment loss relative to the Core Domestic Unit for an amount of 2,000 million euros.

In the 2018 Financial Statements, the annual impairment test resulted in an additional impairment loss of 450 million euros on the goodwill attributed to the Core Domestic Cash-Generating Unit—therefore the total impairment loss for the financial year 2018 amounted to 2,450 million euros—as well as an impairment loss of 140 million euros on the goodwill attributed to the International Wholesale Cash-Generating Unit.

With reference to the Brazil Cash Generating Units, the Impairment test exercise did not show any impairment losses to the Goodwill allocated to the said CGUs.

Reversals totaled 4 million euros following an update by the Parent of the assessment of some construction contracts subject to prior impairment.

A more detailed analysis is provided in the Note “Goodwill”.

Write-downs in 2017 totaled 37 million euros and were mainly represented by write-downs of intangible assets.

In 2016, impairment losses on non-current assets amounted to 3 million euros and were related to the redetermination of the value of several minor assets.